Note 4 - Acquisition of Primero Mining Corp. - Consideration and Purchase Price Allocation (Details) - Primero Mining Corp. [member] $ in Thousands	May 10, 2018 USD ($)
Total Consideration
Equity interest	$ 186,959
Allocation of Purchase Price
Cash and cash equivalents	3,871
Value added taxes receivable	27,508
Inventories	15,628
Mining interests	178,183
Property, plant and equipment	122,815
Deposit on non-current assets	60
Non-current income taxes receivable	19,342
Other working capital items	(23,792)
Income taxes payable	(2,888)
Debt facilities	(106,110)
Decommissioning liabilities	(4,095)
Other non-current liabilities	(4,678)
Deferred tax liabilities	(38,885)
Net assets acquired	186,959
Primero shareholders [member]
Total Consideration
Equity interest	43,903
Wheaton Precious Metals International Ltd. [member]
Total Consideration
Equity interest	$ 143,056